Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 209,139	$ 150,470
Short-term deposits	78,448	177,367
Accounts receivable, net of allowance for credit losses of $0.8 million and $0.9 million as of March 31, 2023 and December 31, 2022, respectively	144,519	144,739
Inventories	201,997	194,054
Prepaid expenses	8,466	5,767
Other current assets	22,468	27,823
Total current assets	665,037	700,220
Non-current assets
Property, plant and equipment, net	196,986	195,063
Goodwill	69,735	64,953
Other intangible assets, net	129,756	121,402
Operating lease right-of-use assets	16,884	18,122
Long-term investments	140,621	141,610
Other non-current assets	18,076	18,420
Total non-current assets	572,058	559,570
Total assets	1,237,095	1,259,790
Current liabilities
Accounts payable	54,834	72,921
Accrued expenses and other current liabilities	49,554	45,912
Accrued compensation and related benefits	37,261	34,432
Deferred revenues - short term	53,774	50,220
Operating lease liabilities - short term	6,724	7,169
Total current liabilities	202,147	210,654
Non-current liabilities
Deferred revenues - long term	25,439	25,214
Deferred income taxes - long term	7,075	5,638
Operating lease liabilities - long term	9,880	10,670
Contingent consideration - long term	24,222	23,707
Other non-current liabilities	23,869	24,475
Total non-current liabilities	90,485	89,704
Total liabilities	292,632	300,358
Contingencies (see note 12)
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousand shares; 68,103 thousand shares and 67,086 thousand shares issued and outstanding at March 31, 2023 and December 31, 2022, respectively	190	187
Additional paid-in capital	3,057,157	3,048,915
Accumulated other comprehensive loss	(13,808)	(12,818)
Accumulated deficit	(2,099,076)	(2,076,852)
Total equity	944,463	959,432
Total liabilities and equity	$ 1,237,095	$ 1,259,790